Assets and Liabilities Related to Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash				$ 6	$ 23	$ 33
Assets related to discontinued operations				1,350
Liabilities related to discontinued operations				246
Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash				6
Accounts receivable, net				105
Prepaid expenses and other current assets				11
Deferred income taxes				3
Property and equipment, net				31
Goodwill				929
Assets related to discontinued operations				1,350
Accounts payable				1
Accrued compensation and benefits				24
Other accrued expenses				16
Deferred revenue				106
Deferred income taxes				99
Liabilities related to discontinued operations				246
Segment, Discontinued Operations | Software products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Intangible assets				77
Segment, Discontinued Operations | Customer base
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Intangible assets				$ 188